                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: ______
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT  06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard C. Breeden
Title: Chairman
Phone: (203) 618-0065

Signature, Place, and Date of Signing:

 /s/ Richard C. Breeden          Greenwich, CT             February 14, 2011
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          13

Form 13F Information Table Value Total:  $1,154,541
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE
                         BREEDEN CAPITAL MANAGEMENT LLC
                       FOR QUARTER ENDED DECEMBER 31, 2010

                                                                                                          Voting Authority
                                Title              Value     Shrs or   SH/ Put/ Investment  Other   ---------------------------
Name of Issuer                of Class   CUSIP   (x $1000)   prn amt   PRN Call Discretion Managers     Sole     Shared   None
----------------------------- -------- --------- --------- ----------- --- ---- ---------- -------- ----------- -------- ------
AON CORP                      COM      037389103   107,590   2,338,403 SH       SOLE                  2,338,403
BALLY TECHNOLOGIES INC        COM      05874B107    95,175   2,255,859 SH       SOLE                  2,255,859
BLOCK H & R INC               COM      093671105   158,309  13,292,143 SH       SOLE                 13,292,143
DUN & BRADSTREET CORP DEL NE  COM      26483E100   102,610   1,249,971 SH       SOLE                  1,249,971
EMCOR GROUP INC               COM      29084Q100    88,481   3,053,191 SH       SOLE                  3,053,191
FLOWSERVE CORP                COM      34354P105    59,156     496,191 SH       SOLE                    496,191
HELMERICH & PAYNE INC         COM      423452101   135,425   2,793,419 SH       SOLE                  2,793,419
HILLENBRAND INC               COM      431571108    85,162   4,092,375 SH       SOLE                  4,092,375
IRON MTN INC                  COM      462846106    29,839   1,193,085 SH       SOLE                  1,193,085
STANLEY BLACK & DECKER INC    COM      854502101    38,718     579,000 SH       SOLE                    579,000
STERIS CORP                   COM      859152100   184,755   5,067,321 SH       SOLE                  5,067,321
VALUECLICK INC                COM      92046N102    30,679   1,913,852 SH       SOLE                  1,913,852
ZALE CORP NEW                 COM      988858106    38,642   9,070,839 SH       SOLE                  9,070,839